   As filed with the Securities and Exchange Commission on July 29, 1999

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ---
    Pre-Effective Amendment No. ___                                      /   /
                                                                          ---
    Post-Effective Amendment No. 41                                      / X /
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                              / X /
                                                                          ---

    Amendment No.  43                                                    / X /
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (949) 760-4867
             (Registrant's telephone number, including area code)

Name and address
of agent for service:        Copies to:
---------------------        ----------
Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/ X /  On August 31, 1999 pursuant to paragraph (b)
 ---


/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On [date] pursuant to paragraph (a)(1)
 ---

/   /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/ X /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.


     This Post-Effective Amendment relates to each series of the Trust except for PIMCO Mega-Cap Fund, a series currently in registration, and PIMCO
Balanced Fund, a separate series of the Registrant. No information contained in the Registration Statement relating to these series is amended or superseded hereby.

      This Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A for PIMCO Funds: Multi-Manager Series (the "Trust") incorporates by reference the following documents that are contained in the Trust's Post-Effective Amendment No. 40, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933 on June 3, 1999: (i) Prospectus for Institutional and Administrative Class shares, (ii) Prospectus for Class A, Class B and Class C shares, (iii) Supplement to the Prospectus for Class A, Class B and Class C shares, (iv) Prospectus for Class D shares, (v) Prospectus for Institutional and Administrative Class shares of PIMCO Funds Asset Allocation Series, (vi) Prospectus for Class A, Class B and Class C shares of PIMCO Funds Asset Allocation Series, (vii) Statement of Additional Information of the Trust, (viii) PIMCO Funds Shareholders' Guide for Class A, B and C Shares and (ix) Part C--Other Information.

      This Post-Effective Amendment No. 41 is filed to extend the effective date of Post-Effective Amendment No. 40 to August 31, 1999. This Post-Effective Amendment No. 41 does not change the effective date, or otherwise amend or modify, the effective date of Post-Effective Amendment No. 39 to the Trust's Registration Statement, which was filed with the Commission on May 25, 1999 pursuant to Rule 485(a)(2).

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 41 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 29th of July, 1999.


                              PIMCO FUNDS: MULTI-MANAGER SERIES

                              By: /s/ Stephen J. Treadway
                                  ------------------------------
                                  Stephen J. Treadway,
                                  President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 has been signed below by the following persons in the capacities and on the dates indicated.


Name                              Capacity                 Date
----                              --------                 ----

/s/ Stephen J. Treadway           Trustee and President    July 29, 1999
----------------------------
Stephen J. Treadway


John P. Hardaway*                 Treasurer and Principal
----------------------------      Financial and Accounting
John P. Hardaway                  Officer


William D. Cvengros*              Trustee
----------------------------
William D. Cvengros



Joel Segall*                      Trustee
----------------------------
Joel Segall


Donald P. Carter*                 Trustee
----------------------------
Donald P. Carter


E. Philip Cannon*                 Trustee
----------------------------
E. Philip Cannon


Gary A. Childress*                Trustee
----------------------------
Gary A. Childress


Richard L. Nelson*                Trustee
----------------------------
Richard L. Nelson


Lyman W. Porter*                  Trustee
----------------------------
Lyman W. Porter

Alan Richards*                    Trustee
----------------------------
Alan Richards


W. Bryant Stooks*                 Trustee
----------------------------
W. Bryant Stooks


Gerald M. Thorne*                 Trustee
----------------------------
Gerald M. Thorne
                                  *By: /s/ Stephen J. Treadway
                                       ----------------------------
                                        Stephen J. Treadway,
                                        Attorney-In-Fact


                              Date: July 29, 1999

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